                      MERRILL LYNCH LIFE INSURANCE COMPANY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                       SUPPLEMENT DATED FEBRUARY 23, 2005
                                     TO THE
                                PROSPECTUSES FOR
                         MERRILL LYNCH RETIREMENT PLUS
                              (DATED MAY 1, 2004)
              MERRILL LYNCH RETIREMENT POWER  (DATED MAY 1, 2004)
             MERRILL LYNCH RETIREMENT OPTIMIZER (DATED MAY 1, 2004)
                                 MERRILL LYNCH
                           INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                            (DATED FEBRUARY 1, 2005)

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
                       SUPPLEMENT DATED FEBRUARY 23, 2005
                                     TO THE
                                 PROSPECTUS FOR
                         MERRILL LYNCH RETIREMENT PLUS
                              (DATED MAY 1, 2004)

                     ML LIFE INSURANCE COMPANY OF NEW YORK

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                       SUPPLEMENT DATED FEBRUARY 23, 2005
                                     TO THE
                                PROSPECTUSES FOR
                         MERRILL LYNCH RETIREMENT PLUS
                              (DATED MAY 1, 2004)
              MERRILL LYNCH RETIREMENT POWER  (DATED MAY 1, 2004)
             MERRILL LYNCH RETIREMENT OPTIMIZER (DATED MAY 1, 2004)

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
                       SUPPLEMENT DATED FEBRUARY 23, 2005
                                     TO THE
                                 PROSPECTUS FOR
                         MERRILL LYNCH RETIREMENT PLUS
                              (DATED MAY 1, 2004)


This supplement describes changes to the name and subadviser of the PIMCO Advisors VIT: PEA Renaissance Portfolio (the "Fund"). This Fund is available under the variable annuity contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Contract Prospectus for future reference.

Effective February 12, 2005, the PEA Renaissance Portfolio changed its name to OPCAP RENAISSANCE PORTFOLIO. In addition, effective February 11, 2005, the Fund terminated PEA Capital LLC as subadviser and Oppenheimer Capital LLC assumed portfolio management responsibility. The change in subadviser will not result in any change in the investment objective, policies, or fees of the Fund as disclosed in the Prospectus.

This information supplements and supersedes the information contained in your Contract Prospectus.

                                    *  *  *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.